Cash and cash equivalents (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Line Items]
Pledged deposits	$ 10.9	$ 6.0
New York Agency [Member] | New York State Banking Department [Member]
Cash and Cash Equivalents [Line Items]
Pledged deposits	$ 3.0	$ 3.0